Employee benefits, Reserve (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 74,682	$ 77,390
Pensions and Seniority Premiums [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	50,996	53,714
Pensions and Seniority Premiums [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	51,618	54,204
Pensions and Seniority Premiums [Member] | Assets Plan [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	(622)	(490)
Termination of Employment [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	23,685	23,676
Termination of Employment [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	23,685	23,676
Termination of Employment [Member] | Assets Plan [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 0	$ 0